THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account H
American Legacy® Series

Supplement dated August 9, 2024 to the
Summary Prospectus for New Investors dated May 1, 2024

This supplement to the summary prospectus for your individual variable annuity contract describes revisions that apply to i4LIFE® Advantage Select Guaranteed Income Benefit riders elected on and after August 19, 2024. All other provisions in your prospectus remain unchanged. The changes discussed in this supplement do not impact existing Contractowners.
OVERVIEW

The i4LIFE® Advantage Select Guaranteed Income Benefit rider will re-open on August 19, 2024 and will be available to new Contractowners at the time the Contract is issued, and to existing Contractowners who transition from a prior Living Benefit Rider. This version of i4LIFE® Advantage Select Guaranteed Income Benefit is different from previous versions of the rider in the following ways:
•	a higher current annual charge;
•	a change in the Access Period requirements;
•	a lower Guaranteed Income Benefit step-up percentage;
•	a higher AIR for transitions to Select Guaranteed Income Benefit; and
•	higher Select Guaranteed Income Benefit percentages.
DESCRIPTION OF CHANGES

The following discussion describes changes that are incorporated into the specified sections of your prospectus.

Fee Tables – Annual Contract Expenses. The following entry is added to the Annual Contract Expenses Table under Optional Benefit Expenses:

	Single Life	Joint Life
i4LIFE® Advantage Select Guaranteed Income Benefit riders elected on and after August 19, 2024 ……………………………………………………….
Guaranteed Maximum Annual Charge ………………………………………	2.75%	2.75%
* These charges are added to the i4LIFE® Advantage charge to comprise the total charges. The current charge for new elections of this rider is disclosed in a Rate sheet and may increase periodically to the rate listed upon the next automatic step-up of the Guaranteed Income Benefit.

Benefits Available Under the Contract. A new line item for i4LIFE® Advantage Select Guaranteed Income Benefit elections on and after August 19, 2024 is added to the Benefits Available Under the Contract – Optional Benefits Available for Election table:

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
i4LIFE® Advantage Select Guaranteed Income Benefit elections on and after August 19, 2024	Provides a minimum payout floor for Regular Income Payments under i4LIFE® Advantage.	2.75% Single and Joint Life Options
• Investment Requirements apply.
• Withdrawals could significantly reduce or terminate the benefit.
• Restrictions apply to the length of the Access Period.
• Additional Purchase Payments may be limited.

Appendix B – Investment Requirements. The following section outlines the Investment Requirements that apply to elections of i4LIFE® Advantage Select Guaranteed Income Benefit on and after August 19, 2024, including transitions to i4LIFE® Advantage Select Guaranteed Income Benefit from another Living Benefit Rider that was elected on and after August 19, 2024. See i4LIFE® Advantage Guaranteed Income Benefit Transitions and Appendix B in your prospectus for complete details.

Under the current Investment Requirements, you must allocate your Contract Value as follows:

Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds Mortgage Fund American Funds The Bond Fund of America American Funds U.S. Government Securities Fund LVIP American Preservation Fund
American Funds Asset Allocation Fund
American Funds Capital Income Builder®
American Funds Capital World Growth and Income Fund
American Funds Global Balanced Fund
American Funds Global Growth Fund
American Funds Global Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds High-Income Trust
American Funds International Fund
American Funds International Growth and Income Fund
American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth PortfolioSM
American Funds Ultra-Short Bond Fund
American Funds Washington Mutual Investors Fund
LVIP American Balanced Allocation Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions.  Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

American Funds Global Balanced Fund
American Funds Growth and Income PortfolioSM
American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth PortfolioSM
American Funds Mortgage Fund
American Funds The Bond Fund of America

American Funds U.S. Government Securities Fund
LVIP American Balanced Allocation Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP American Preservation Fund

The fixed account is not available.

As an alternative, to satisfy these Investment Requirements, Contract Value or Account Value may be allocated in accordance with the American Funds Asset Allocation Fund & American Funds U.S. Government/AAA-Rated Securities Fund Model, made available to you by your financial professional. You may reallocate Contract Value or Account Value at any time, according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

Please keep this supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln National Variable Annuity Account H

American Legacy® Series

Supplement dated August 9, 2024 to the
Summary Prospectus for New Investors dated May 1, 2024

This supplement to the summary prospectus for your individual variable annuity contract describes Lincoln ProtectedPay® and Estate LockSM, a combination Living Benefit and Death Benefit rider, available for purchase beginning August 19, 2024 (subject to state availability and broker dealer approval).

OVERVIEW

Lincoln ProtectedPay® and Estate LockSM is an optional combination Living Benefit Rider and Death Benefit rider. These riders are designed to work in conjunction with each other and may not be purchased separately. The rider provides:
•	Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount which is based upon a Protected Income Base;
•	An Enhancement amount added to the Protected Income Base if certain criteria are met;
•	Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after the Enhancement; and
•	Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up); and
•	a Death Benefit payable to the Beneficiary of your Contract upon the death of the Annuitant.
Lincoln ProtectedPay® and Estate LockSM may be elected only at the time the Contract is issued (subject to state approval) and only if the Contractowner/Annuitant is 35 to 75 years of age at the time the contract is issued. The initial Purchase Payment must be at least $25,000. Rider elections are subject to Home Office approval if Purchase Payments total $2 million or more. You may not voluntarily terminate the Lincoln ProtectedPay® and Estate LockSM rider.

The Living Benefit portion of the rider provides flexible investment and income choices to meet your individual needs by offering two options:
•	Lincoln ProtectedPay Select Core® and Estate LockSM,
•	Lincoln ProtectedPay Secure Core® and Estate LockSM.

If you purchase a Lincoln ProtectedPay® and Estate LockSM, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your Contract. The Lincoln ProtectedPay Select Core® and Estate LockSM option has less restrictive Investment Requirements than the Lincoln ProtectedPay Secure Core® and Estate LockSM option.

DESCRIPTION OF CHANGES

The following discussion describes changes that are incorporated into the specified sections of your prospectus.

Special Terms – The following term is added to the Special Terms section:

Fee Basis Amount – Under the Lincoln ProtectedPay® and Estate LockSM rider, a value multiplied by the quarterly protected lifetime income fee rate to calculate the amount of the quarterly protected lifetime income charge.

Important Information About Your Contract – The Lowest and Highest Annual Cost Table in the Ongoing Fees and Expenses section is revised as follows:

Lowest Annual Cost: $2,094	Highest Annual Cost: $7,579

Fee Tables – Annual Contract Expenses. The following entries are added to the Annual Contract Expenses Table under Optional Benefit Expenses:

Estate LockSM Death Benefit*
Guaranteed Maximum Annual Charge …………………………….	1.60%

Lincoln ProtectedPay® with Estate LockSM**
Guaranteed Maximum Annual Charge ………………………………	2.75%
 * As an annualized percentage of the sum of all Purchase Payments portion of the death benefit amount at the time of the charge. We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. The current death benefit charge will be less than or equal to the stated maximum charge rate and will be disclosed in a Rate Sheet prospectus supplement.  See the Charges and Other Deductions section for a discussion of how the charge is calculated.
**As an annualized percentage of the Fee Basis Amount, as increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals as discussed below. This charge is deducted from the Contract Value on a quarterly basis. The current rider charge rate will be less than or equal to the stated maximum charge rate and will be disclosed in a Rate Sheet prospectus supplement.

Fee Tables – Examples.  The following Example is added to your prospectus.

The following Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual fund fees and expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the guaranteed maximum charges for Lincoln ProtectedPay® and Estate LockSM are in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1)	If you surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
B-Share	$13,791	$26,789	$40,212	$72,822
C-Share	$7,184	$21,910	$36,977	$75,789
L-Share	$14,184	$27,910	$36,977	$75,789

2)	If you annuitize or do not surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
B-Share	$6,791	$20,789	$35,212	$72,822
C-Share	$7,184	$21,910	$36,977	$75,789
L-Share	$7,184	$21,910	$36,977	$75,789

Benefits Available Under the Contract. The following entry is added to the Benefits Available Under the Contract table under Optional Benefits – Available for Election.

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Estate LockSM Death Benefit	Works in conjunction with the Lincoln ProtectedPay® and Estate LockSM rider to provide a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, as adjusted for Excess Withdrawals	1.60%
• Available only at issue, and only in conjunction with the Lincoln ProtectedPay® and Estate LockSM rider.
• Available only if 35 to 75 years of age at the time of issuance.
• Joint life option is not available.
• Excess Withdrawals could significantly reduce or terminate the benefit.
• Additional Purchase Payments may be limited.

Lincoln ProtectedPay® and Estate LockSM
Provides:
• A combination Death Benefit and Living Benefit Rider.
• Varying income options.
• Guaranteed lifetime periodic withdrawals.
• An Enhancement to the Protected Income Base.
• Account Value Step-ups of the Protected Income Base.
• Age-based increases to the Protected Annual Income amount.
		2.75% (as a percentage of the Fee Amount Basis)
• Available only at issue, and only in conjunction with the Estate LockSM Death Benefit.
• Investment Requirements apply.
• Excess Withdrawals could significantly reduce or terminate the benefit.
• Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.
• Subject to a $10 million maximum Protected Income Base across all Living Benefit Riders.
• Purchase Payments and step-ups may increase fee rate.
• Additional Purchase Payments may be limited.

Appendix B – Investment Requirements. The following section is added to Appendix B and outlines the Investment Requirements that apply to purchasers of Lincoln ProtectedPay® and Estate LockSM.

Under the current Investment Requirements for Lincoln ProtectedPay Secure Core® and Estate LockSM, you must allocate your Contract Value as follows:

Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds Mortgage Fund American Funds The Bond Fund of America American Funds U.S. Government Securities Fund* LVIP American Preservation Fund
American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth Fund
American Funds Managed Risk Growth PortfolioSM
American Funds Managed Risk Growth-Income Fund
American Funds Managed Risk International Fund
American Funds Managed Risk Washington Mutual Investors Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund

The fixed account is only available for dollar cost averaging.

As an alternative to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions.  Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

American Funds Managed Risk Asset Allocation Fund	American Funds U.S. Government Securities Fund
American Funds Managed Risk Global Allocation PortfolioSM	LVIP American Global Balanced Allocation Managed Risk Fund
American Funds Managed Risk Growth and Income PortfolioSM	LVIP American Global Growth Allocation Managed Risk Fund
American Funds Managed Risk Growth PortfolioSM	LVIP American Preservation Fund
American Funds Mortgage Fund
American Funds The Bond Fund of America

Under the current Investment Requirements for Lincoln ProtectedPay Select Core® and Estate LockSM, you must allocate your Contract Value as follows:

Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds Mortgage Fund American Funds The Bond Fund of America American Funds U.S. Government Securities Fund LVIP American Preservation Fund
American Funds Asset Allocation Fund
American Funds Capital Income Builder®
American Funds Capital World Growth and Income Fund
American Funds Global Balanced Fund
American Funds Global Growth Fund
American Funds Global Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds High-Income Trust
American Funds International Fund
American Funds International Growth and Income Fund
American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Global Allocation PortfolioSM
American Funds Managed Risk Growth and Income PortfolioSM
American Funds Managed Risk Growth PortfolioSM
American Funds Ultra-Short Bond Fund
American Funds Washington Mutual Investors Fund
LVIP American Balanced Allocation Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund

The fixed account is only available for dollar cost averaging.

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions.  Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

American Funds Asset Allocation Fund	American Funds U.S. Government Securities Fund
American Funds Global Balanced Fund	LVIP American Balanced Allocation Fund
American Funds Growth and Income PortfolioSM	LVIP American Global Balanced Allocation Managed Risk Fund
American Funds Managed Risk Asset Allocation Fund	LVIP American Global Growth Allocation Managed Risk Fund
American Funds Managed Risk Global Allocation PortfolioSM	LVIP American Growth Allocation Fund
American Funds Managed Risk Growth and Income PortfolioSM	LVIP American Income Allocation Fund
American Funds Managed Risk Growth PortfolioSM	LVIP American Preservation Fund
American Funds Mortgage Fund
American Funds The Bond Fund of America

As an alternative, to satisfy these Investment Requirements, Contract Value or Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value or i4LIFE® Advantage Account Value can be allocated to one of the following models: American Funds Balanced Model Portfolio, American Funds Conservative Model Portfolio, American Funds Asset Allocation Fund & American Funds U.S. Government/AAA-Rated Securities Fund Model, American Funds IS TRICAP Global Moderate Growth Portfolio or American Funds IS TRICAP Moderate Growth Portfolio. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value or i4LIFE® Advantage Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

Please keep this supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln National Variable Annuity Account H

American Legacy® Series

Supplement dated August 9, 2024 to the
Summary Prospectus for New Investors dated May 1, 2024

This supplement discusses changes to your summary prospectus. All other provisions in your prospectus remain unchanged. Please retain this supplement for future reference.

Purchase Payments – Investing in the Contract: Beginning September 16, 2024, the following rules will apply to maximum Purchase Payments:

Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Level Advantage® and Lincoln Level Advantage 2SM contracts) for the same Contractowner, joint owner, and/or Annuitant.

Please retain this Supplement for future reference.